Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,502,528,208.01
Previously Paid Amount	0.00
Total Fee Amount	304,719.95
Total Offset Amount	0.00
Net Fee	304,719.95
Narrative - Max Aggregate Offering Price	$ 3,502,528,208.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true